MFS(R)Managed Sectors Fund               MFS(R)Limited Maturity Fund
MFS(R)Cash Reserve Fund                  MFS(R)Municipal Limited Maturity Fund
MFS(R)Global Asset Allocation Fund       MFS(R)Government Mortgage Fund
MFS(R)New Discovery Fund                 MFS(R)International Growth Fund
MFS(R)Research Growth and Income Fund    MFS(R)International Growth and
                                             Income Fund
MFS(R)Equity Income Fund                 MFS(R)/Foreign & Colonial Emerging
                                             Markets Equity Fund
MFS(R)Research International Fund        MFS(R)Alabama Municipal Bond Fund
MFS(R)Strategic Growth Fund              MFS(R)Arkansas Municipal Bond Fund
MFS(R)Emerging Growth Fund               MFS(R)California Municipal Bond Fund
MFS(R)Large Cap Growth Fund              MFS(R)Florida Municipal Bond Fund
MFS(R)Intermediate Income Fund           MFS(R)Georgia Municipal Bond Fund
MFS(R)High Income Fund                   MFS(R)Maryland Municipal Bond Fund
MFS(R)Municipal High Income Fund         MFS(R)Massachusetts Municipal Bond Fund
MFS(R)High Yield Opportunities Fund      MFS(R)Mississippi Municipal Bond Fund
MFS(R)Money Market Fund                  MFS(R)New York Municipal Bond Fund
MFS(R)Government Money Market Fund       MFS(R)North Carolina Municipal Bond
                                             Fund
MFS(R)Municipal Bond Fund                MFS(R)Pennsylvania Municipal Bond Fund
MFS(R)Mid Cap Growth Fund                MFS(R)South Carolina Municipal Bond
                                             Fund
MFS(R)Total Return Fund                  MFS(R)Tennessee Municipal Bond Fund
MFS(R)Research Fund                      MFS(R)Virginia Municipal Bond Fund
MFS(R)Global Total Return Fund           MFS(R)West Virginia Municipal Bond Fund
MFS(R)Utilities Fund                     MFS(R)Municipal Income Fund
MFS(R)Global Equity Fund                 MFS(R)Growth Opportunities Fund
MFS(R)Global Governments Fund            MFS(R)Government Securities Fund
MFS(R)Capital Opportunities Fund         Massachusetts Investors Growth Stock
                                             Fund
MFS(R)Strategic Income Fund              MFS(R)Government Limited Maturity Fund
MFS(R)Global Growth Fund                 Massachusetts Investors Trust
MFS(R)Bond Fund                          MFS(R)Union Standard(R)Equity Fund


                        Supplement to Current Prospectus

The following changes to the Fund's Prospectus take effect on November 15, 1998:

1. The third paragraph under the heading "Information Concerning Shares of the Fund -Purchases - Class A Shares - Purchases Subject to a CDSC" is revised in its entirety as follows:

          on investments in Class A shares by certain retirement plans subject to ERISA, if the retirement plan and/or sponsoring organization participates in the MFS Fundamental 401(k) Program or any similar recordkeeping system made available by MFSC (referred to as the MFS Participant Recordkeeping System);

               the plan establishes an account with MFSC on or after July 1, 1996;

               the total purchases by the retirement plan of class A shares of the MFS Funds will be in the amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion; and

               the plan has not redeemed its class B shares in the MFS funds in order to purchase class A shares under this category.

2. The fourth paragraph under the heading "Information Concerning Shares of the Fund -Purchases - Class B Shares" is revised in its entirety and a fifth and sixth paragraph is added, as follows:

         Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which established its account with the Shareholder Servicing Agent between July 1, 1996 and December 31, 1998 will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under the Fund's Distribution Plan.

         For purchases of Class B shares by a retirement plan whose sponsoring organization subscribes to the MFS Recordkeeper Plus product and which establishes its account with MFSC on or after January 1, 1999 (provided that the plan establishment paperwork is received by MFSC in good order on or after November 15, 1998), MFD pays no up front commissions to dealers, but instead pays an amount to dealers equal to 1% per annum of the average daily net assets of the Fund attributable to plan assets, payable at the rate of 0.25% at the end of each calendar quarter, in arrears. This commission structure is not available with respect to a plan with a pre-existing account(s) with any MFS Fund which seeks to switch to the MFS Recordkeeper Plus Product.

         Certain retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. In this event, the plan or its sponsoring organization should inform the Shareholder Servicing Agent that the plan is eligible to purchase Class A shares under this category; the Shareholder Servicing Agent has no obligation independently to determine whether such a plan qualifies under this category for the purchase of Class A shares.

3. The paragraph under the heading "Information Concerning Shares of the Fund - Purchases - Class B Shares - Waivers of CDSC" is revised in its entirety and a new paragraph is added, as follows:

         In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which established an account with the Shareholder Servicing Agent between July 1, 1996 and December 31, 1998; provided, however, that the CDSC will not be waived
(i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.

         In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Recordkeeper Plus product and which establishes its account with MFSC on or after January 1, 1999 (provided that the plan establishment paperwork is received by MFSC in good order on or after November 15,
         1998). A plan with a pre-existing account(s) with any MFS Fund which switches to the MFS Recordkeeper Plus product will not become eligible for this waiver category.

4. Appendix A to the Prospectus is revised to add a new waiver category under the heading "Waivers of All Applicable Sales Charges - 5. Retirement Plans (CDSC waiver only) - Section 401(a) Plans ("401(a) Plans") and Section 403(b) Employer Sponsored Plans ("ESP Plans")" as follows:

                       Shares  purchased  by certain  retirement  plans or trust
                      accounts if: (i) the plan is currently a party to a retirement plan recordkeeping or administrative services agreement with MFD or one if its affiliates and (ii) the shares purchased or redeemed represent transfers from or transfers to plan investments other than the MFS Funds of which retirement plan recordkeeping services are provided under the terms of such agreement.

5. A new paragraph is added under the caption "Management of the Fund-Investment Adviser" as follows:

         YEAR 2000 ISSUES

         The Fund could be adversely affected if the computer systems used by MFS, the Fund's other service providers or the companies in which the Fund invests do not properly process date-related information from and after January 1, 2000 (the "Year 2000 Issue"). MFS recognizes the importance of the Year 2000 Issue and, to address Year 2000 compliance, created a Year 2000 Program Management Office in 1996, which is separately funded, has a specialized staff and reports directly to MFS Senior Management. The Office, with the help of external consultants, is responsible for ascertaining that all internal systems, data feeds and third party applications are Year 2000 compliant. While MFS is confident that all MFS systems will be Year 2000 compliant before the turn of the century, there are significant systems interdependencies in the domestic and foreign markets for securities, the business environments in which companies held by the Fund operate and in MFS' own business environment. MFS has been actively working with the Fund's other service providers to identify and respond to potential problems in an effort to ensure Year 2000 compliance or develop contingency plans. Year 2000 compliance is also one the factors considered by MFS in its ongoing assessment of companies in which the Fund invests. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund.

                    The date of this  Supplement is November 15, 1998.